Equity Incentive Plan (Tables)	6 Months Ended
Sep. 30, 2025
Equity Incentive Plan [Abstract]
Summary of Activity under 2024 Plan
A summary of the activities of the 2024 Plan as of September 30, 2025 and March 31, 2025 is as follows:

	As of September 30, 2025
	Number of restricted shares	Weighted average grant date fair value	Weighted average remaining life (in years)	Aggregate intrinsic value
Outstanding, beginning of period	3,974,826	$3.23	0.88	$9,894,439
Granted	—	$—
Vested	(2,696,442)	$3.20
Outstanding, end of period	1,278,384	$3.27	0.63	$3,220,027
Exercisable or convertible, end of period	—	$—